UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act File number: 811-23658

Forum Real Estate Income Fund

(Exact name of registrant as specified in charter)

c/o Forum Capital Advisors LLC

240 Saint Paul Street, Suite 400

Denver, CO 80206

(Address of principal executive offices)

Darren Fisk

c/o Forum Capital Advisors LLC

240 Saint Paul Street, Suite 400

Denver, CO 80206

Tel: (303) 501-8860

Fax: (303) 296-4212

(Name and address of agent for service)

Copies to:

Kelley A. Howes Morrison & Foerster LLP 370 17th Street, Suite 4200 Denver, CO 80218 Tel: (303) 592-2237

Registrant's telephone number, including area code: 303-501-8804

Date of fiscal year end: December 31st

Date of reporting period: 07/01/21 – 06/30/22

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Secs. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Sec. 3507.

Forum Real Estate Income Fund

Proxy Voting Record

July 1, 2021 – June 30, 2022

The Forum Real Estate Income Fund held no securities entitled to vote at a meeting of shareholders during the reporting period (July 1, 2021 through June 30, 2022).

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Forum Real Estate Income Fund

By:	/s/ Michael Bell
Michael Bell, President

Date: July 20, 2022